Risk and Capital Management - Summary of Liquidity Risk (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 214,976	R$ 221,000
Pension plan, VGBL and individual life operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	211,093	217,697
Backing asset [Member] | Insurance Operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	3,883	3,303
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Related expenses [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 65	R$ 88
Liabilities(Duration in months)	103.8	109.4
Assets(Duration in months)	76.3	81.3
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2,846	R$ 2,298
Liabilities(Duration in months)	55.6	57.8
Assets(Duration in months)	20.3	19.1
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | IBNR, PDR e PSL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 869	R$ 838
Liabilities(Duration in months)	48.6	50.9
Assets(Duration in months)	27.0	27.2
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 129
Liabilities(Duration in months)	7.0	7.0
Assets(Duration in months)	90.0	96.4
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 19	R$ 16
Liabilities(Duration in months)	17.9	16.3
Assets(Duration in months)	20.3	18.3
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 12	R$ 12
Liabilities(Duration in months)	16.0	17.4
Assets(Duration in months)	18.5	22.2
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unsettled Claims [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 79	R$ 68
Liabilities(Duration in months)	16.0	17.4
Assets(Duration in months)	18.5	22.2
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | IBNR [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 27	R$ 22
Liabilities(Duration in months)	16.0	17.4
Assets(Duration in months)	18.5	22.2
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 358	R$ 332
Liabilities(Duration in months)	16.0
Assets(Duration in months)	18.5	22.2
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Assets(Duration in months)	79.8
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 3,786	R$ 3,278
Liabilities(Duration in months)	103.8	109.4
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - PGBL/ VGBL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 197,897	R$ 205,670
Liabilities(Duration in months)	134.0	166.5
Assets(Duration in months)	55.2	56.2
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)		17.4
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - traditional [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 7,513	R$ 6,268
Liabilities(Duration in months)	195.9	188.5
Assets(Duration in months)	79.8	80.9
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Mathematical reserve for benifits to be granted and benefits granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 19	R$ 17
Liabilities(Duration in months)	122.6	172.6
Assets(Duration in months)	27.4	24.0
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 665	R$ 1,304
Liabilities(Duration in months)	195.9	188.4
Assets(Duration in months)		80.9
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Assets(Duration in months)	76.4	81.4
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 691	R$ 655
Liabilities(Duration in months)	195.9	188.5
Assets(Duration in months)	79.8	80.9
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)		R$ 132
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 1	R$ 2
Liabilities(Duration in months)	149.5	204.1
Assets(Duration in months)	20.3	18.3